The following table shows the average interest rate: (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Total debt	R$ 32,754,650
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	10.75%
Total debt	R$ 10,564,312
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Average interest rate	5.35%
Total debt	R$ 21,560,865
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	1.47%
Total debt	R$ 629,473